Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI ACWI ex U.S. ETF(a)	3,786,625	$172,442,903

Total Investment Companies
(Cost: $177,057,634)		172,442,903

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(a)(b)	110,000	110,000

Total Short-Term Securities — 0.1%
(Cost: $110,000)		110,000

Total Investments in Securities — 100.1%
(Cost: $177,167,634)		172,552,903

Liabilities in Excess of Other Assets — (0.1)%		(153,104)

Net Assets — 100.0%		$172,399,799

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$12,677,885	$—		$(12,677,877	)(b)	$1,259	$(1,267)	$—	—	$1,228	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	40,000	(b)	—		—	—	110,000	110,000	3,855		—
iShares MSCI ACWI ex U.S. ETF	179,887,849	12,793,300		—		—	(20,238,246)	172,442,903	3,786,625	—		—
						$1,259	$(20,239,513)	$172,552,903		$5,083		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	12,917,000	USD	8,179,432	BNP Paribas SA	11/06/23	$15,625
BRL	13,576,000	USD	2,687,412	State Street Bank and Trust Co.	11/06/23	4,000
CAD	18,228,000	USD	13,130,200	State Street Bank and Trust Co.	11/06/23	15,035
CHF	134,000	USD	147,010	Bank of America N.A	11/06/23	361
CHF	10,249,000	USD	11,266,760	UBS AG	11/06/23	4,898
CLP	273,905,000	USD	304,973	JPMorgan Chase Bank N.A	11/06/23	1,015
DKK	26,240,000	USD	3,716,760	UBS AG	11/06/23	3,972
EUR	35,456,000	USD	37,476,992	State Street Bank and Trust Co.	11/06/23	44,927
GBP	14,270,000	USD	17,316,303	Citibank N.A	11/06/23	28,535

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	2,457,000	USD	313,953	Bank of America N.A.	11/06/23	$59
HKD	1,336,000	USD	170,730	UBS AG	11/06/23	15
IDR	15,423,697,000	USD	968,703	State Street Bank and Trust Co.	11/06/23	588
ILS	1,721,000	USD	425,518	UBS AG	11/06/23	319
INR	7,126,000	USD	85,553	Citibank N.A.	11/06/23	17
INR	652,315,000	USD	7,832,699	State Street Bank and Trust Co.	11/06/23	413
KRW	8,682,274,000	USD	6,408,670	Citibank N.A.	11/06/23	15,133
MXN	22,114,000	USD	1,224,416	UBS AG	11/06/23	1,576
NOK	8,720,000	USD	780,652	UBS AG	11/06/23	40
NZD	363,000	USD	211,146	UBS AG	11/06/23	341
SEK	38,413,000	USD	3,438,681	UBS AG	11/06/23	3,139
SGD	2,018,000	USD	1,473,222	UBS AG	11/06/23	938
THB	34,134,000	USD	946,195	Citibank N.A.	11/06/23	3,801
THB	496,000	USD	13,599	JPMorgan Chase Bank N.A.	11/06/23	205
THB	1,044,000	USD	28,684	Morgan Stanley & Co. International PLC	11/06/23	372
TWD	237,761,000	USD	7,324,061	State Street Bank and Trust Co.	11/06/23	4,321
USD	8,373,136	AUD	12,958,000	BNP Paribas SA	11/06/23	152,067
USD	20,473	AUD	32,000	HSBC Bank PLC	11/06/23	171
USD	2,656,026	BRL	13,349,000	State Street Bank and Trust Co.	11/06/23	9,617
USD	189,801	CAD	259,000	HSBC Bank PLC	11/06/23	3,022
USD	60,420	CAD	83,000	JPMorgan Chase Bank N.A.	11/06/23	564
USD	13,448,716	CAD	18,175,000	State Street Bank and Trust Co.	11/06/23	341,702
USD	53,429	CHF	48,000	HSBC Bank PLC	11/06/23	640
USD	4,205	CLP	3,763,000	State Street Bank and Trust Co.	11/06/23	1
USD	51,351	CNH	374,000	BNP Paribas SA	11/06/23	394
USD	2,354,961	CNH	17,144,000	Citibank N.A.	11/06/23	19,121
USD	11,337	CNH	83,000	HSBC Bank PLC	11/06/23	29
USD	22,582	DKK	159,000	Bank of America N.A.	11/06/23	37
USD	3,672,855	DKK	25,823,000	State Street Bank and Trust Co.	11/06/23	11,251
USD	231,876	EUR	219,000	Societe Generale	11/06/23	115
USD	38,315,833	EUR	36,139,000	State Street Bank and Trust Co.	11/06/23	71,117
USD	961,970	GBP	788,000	Bank of America N.A.	11/06/23	4,175
USD	16,269,588	GBP	13,327,000	State Street Bank and Trust Co.	11/06/23	70,945
USD	127,208	HKD	995,000	Bank of America N.A.	11/06/23	44
USD	979,236	IDR	15,169,733,000	Citibank N.A.	11/06/23	25,905
USD	4,676	IDR	72,946,000	Deutsche Bank Securities Inc.	11/06/23	91
USD	5,497	IDR	85,248,000	Morgan Stanley & Co. International PLC	11/06/23	139
USD	1,515	IDR	23,471,000	State Street Bank and Trust Co.	11/06/23	40
USD	2,362	ILS	9,000	Bank of America N.A.	11/06/23	136
USD	2,081	ILS	8,000	Barclays Bank PLC	11/06/23	102
USD	460,886	ILS	1,752,000	State Street Bank and Trust Co.	11/06/23	27,378
USD	7,334,612	INR	610,536,000	Citibank N.A.	11/06/23	3,189
USD	501,875	INR	41,751,000	Morgan Stanley & Co. International PLC	11/06/23	522
USD	25,284,732	JPY	3,752,679,000	BNP Paribas SA	11/06/23	511,448
USD	1,063,855	JPY	157,896,000	Citibank N.A.	11/06/23	21,505
USD	40,380	JPY	6,018,000	Deutsche Bank Securities Inc.	11/06/23	652
USD	121,795	JPY	18,297,000	JPMorgan Chase Bank N.A.	11/06/23	1,008
USD	120,160	JPY	17,822,000	State Street Bank and Trust Co.	11/06/23	2,508
USD	6,202,865	KRW	8,361,834,000	JPMorgan Chase Bank N.A.	11/06/23	16,148

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	174,245	KRW	234,290,000	Morgan Stanley & Co. International PLC	11/06/23	$900
USD	1,385,521	MXN	24,208,000	Barclays Bank PLC	11/06/23	43,438
USD	3,992	MXN	70,000	State Street Bank and Trust Co.	11/06/23	111
USD	2,561	MYR	12,000	Morgan Stanley & Co. International PLC	11/06/23	42
USD	698,296	MYR	3,272,000	State Street Bank and Trust Co.	11/06/23	11,411
USD	41,953	NOK	446,000	Bank of America N.A.	11/06/23	2,023
USD	775,516	NOK	8,246,000	State Street Bank and Trust Co.	11/06/23	37,260
USD	1,183	NZD	2,000	BNP Paribas SA	11/06/23	18
USD	595	NZD	1,000	State Street Bank and Trust Co.	11/06/23	12
USD	221,118	NZD	368,000	UBS AG	11/06/23	6,718
USD	16,206	SEK	179,000	Bank of America N.A.	11/06/23	168
USD	3,627,616	SEK	39,359,000	State Street Bank and Trust Co.	11/06/23	101,034
USD	1,418,978	SGD	1,934,000	Barclays Bank PLC	11/06/23	6,181
USD	41,090	SGD	56,000	Citibank N.A.	11/06/23	181
USD	5,130	SGD	7,000	State Street Bank and Trust Co.	11/06/23	16
USD	7,422,282	TWD	238,646,000	Citibank N.A.	11/06/23	66,622
USD	11,424	TWD	369,000	Morgan Stanley & Co. International PLC	11/06/23	51
USD	36,144	TWD	1,171,000	State Street Bank and Trust Co.	11/06/23	51
ZAR	1,834,000	USD	97,062	Bank of America N.A.	11/06/23	1,308
ZAR	28,929,000	USD	1,542,650	UBS AG	11/06/23	9,018
AUD	484,000	USD	306,785	Citibank N.A.	12/06/23	580
BRL	314,000	USD	61,894	State Street Bank and Trust Co.	12/06/23	138
CAD	799,000	USD	575,819	BNP Paribas SA	12/06/23	649
CHF	556,000	USD	613,150	Morgan Stanley & Co. International PLC	12/06/23	293
CLP	13,352,000	USD	14,844	JPMorgan Chase Bank N.A.	12/06/23	47
CLP	2,750,000	USD	3,059	Morgan Stanley & Co. International PLC	12/06/23	8
CNH	672,000	USD	91,740	Morgan Stanley & Co. International PLC	12/06/23	6
DKK	563,000	USD	79,866	Morgan Stanley & Co. International PLC	12/06/23	88
EUR	1,396,000	USD	1,477,595	Citibank N.A.	12/06/23	1,579
GBP	595,000	USD	722,148	Bank of America N.A.	12/06/23	1,197
ILS	217,000	USD	53,717	Morgan Stanley & Co. International PLC	12/06/23	48
KRW	565,186,000	USD	418,006	JPMorgan Chase Bank N.A.	12/06/23	519
MXN	943,000	USD	51,952	Morgan Stanley & Co. International PLC	12/06/23	69
NOK	141,000	USD	12,634	Morgan Stanley & Co. International PLC	12/06/23	1
NZD	11,000	USD	6,399	Citibank N.A.	12/06/23	10
SEK	1,552,000	USD	139,099	Morgan Stanley & Co. International PLC	12/06/23	133
SGD	74,000	USD	54,095	Morgan Stanley & Co. International PLC	12/06/23	34
THB	1,694,000	USD	47,148	Morgan Stanley & Co. International PLC	12/06/23	119

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	1,103,000	USD	34,032	State Street Bank and Trust Co.	12/06/23	$8
USD	2,412,775	CNH	17,672,000	UBS AG	12/06/23	53
USD	13,575,591	HKD	106,146,000	BNP Paribas SA	12/06/23	1,424
USD	207,561	HKD	1,623,000	JPMorgan Chase Bank N.A.	12/06/23	9
USD	968,217	IDR	15,423,697,000	State Street Bank and Trust Co.	12/06/23	506
USD	122,810	INR	10,236,000	UBS AG	12/06/23	5
USD	25,912,228	JPY	3,903,338,000	Bank of America N.A.	12/06/23	20,971
USD	74,305	JPY	11,197,000	Morgan Stanley & Co. International PLC	12/06/23	34
USD	702,799	MYR	3,339,000	State Street Bank and Trust Co.	12/06/23	519
USD	1,720	TRY	50,000	Deutsche Bank Securities Inc.	12/06/23	1
USD	365,569	TRY	10,629,000	State Street Bank and Trust Co.	12/06/23	191
USD	70,774	TWD	2,293,000	JPMorgan Chase Bank N.A.	12/06/23	10
ZAR	946,000	USD	50,316	Morgan Stanley & Co. International PLC	12/06/23	294
						1,761,534
AUD	194,000	USD	125,353	Bank of America N.A.	11/06/23	(2,272)
BRL	18,000	USD	3,581	Morgan Stanley & Co. International PLC	11/06/23	(13)
CAD	289,000	USD	213,860	BNP Paribas SA	11/06/23	(5,446)
CLP	416,000	USD	465	Morgan Stanley & Co. International PLC	11/06/23	—
CNH	12,000	USD	1,646	Bank of America N.A.	11/06/23	(11)
CNH	17,672,000	USD	2,407,908	UBS AG	11/06/23	(129)
DKK	25,000	USD	3,556	Bank of America N.A.	11/06/23	(11)
EUR	1,287,000	USD	1,364,537	Bank of America N.A.	11/06/23	(2,547)
HKD	106,146,000	USD	13,566,915	BNP Paribas SA	11/06/23	(1,129)
ILS	56,000	USD	14,734	Bank of America N.A.	11/06/23	(877)
JPY	3,903,338,000	USD	25,790,166	Bank of America N.A.	11/06/23	(22,308)
JPY	49,374,000	USD	332,204	Morgan Stanley & Co. International PLC	11/06/23	(6,262)
KRW	9,019,000	USD	6,682	State Street Bank and Trust Co.	11/06/23	(9)
MXN	2,369,000	USD	135,557	BNP Paribas SA	11/06/23	(4,220)
MYR	3,299,000	USD	694,526	State Street Bank and Trust Co.	11/06/23	(1,973)
NOK	13,000	USD	1,218	State Street Bank and Trust Co.	11/06/23	(54)
NZD	5,000	USD	2,997	HSBC Bank PLC	11/06/23	(84)
NZD	5,000	USD	3,004	Morgan Stanley & Co. International PLC	11/06/23	(91)
SEK	1,305,000	USD	120,288	Bank of America N.A.	11/06/23	(3,359)
TRY	10,629,000	USD	374,488	State Street Bank and Trust Co.	11/06/23	(375)
TWD	2,425,000	USD	75,554	Morgan Stanley & Co. International PLC	11/06/23	(809)
USD	38,563	AUD	61,000	Deutsche Bank Securities Inc.	11/06/23	(138)
USD	38,012	AUD	60,000	HSBC Bank PLC	11/06/23	(54)
USD	11,980	BRL	62,000	Citibank N.A.	11/06/23	(311)
USD	4,131	BRL	21,000	Morgan Stanley & Co. International PLC	11/06/23	(32)
USD	32,076	BRL	162,000	UBS AG	11/06/23	(40)
USD	17,491	CHF	16,000	HSBC Bank PLC	11/06/23	(105)
USD	39,456	CHF	36,000	Morgan Stanley & Co. International PLC	11/06/23	(137)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,281,144	CHF	10,283,000	State Street Bank and Trust Co.	11/06/23	$(27,907)
USD	1,827	CLP	1,674,000	Morgan Stanley & Co. International PLC	11/06/23	(43)
USD	300,029	CLP	268,884,000	State Street Bank and Trust Co.	11/06/23	(350)
USD	11,348	CNY	83,000	State Street Bank and Trust Co.	11/06/23	(92)
USD	16,806	DKK	119,000	Bank of America N.A.	11/06/23	(68)
USD	23,176	DKK	164,000	JPMorgan Chase Bank N.A.	11/06/23	(79)
USD	175,297	EUR	166,000	Barclays Bank PLC	11/06/23	(376)
USD	230,384	EUR	219,000	HSBC Bank PLC	11/06/23	(1,377)
USD	26,612	GBP	22,000	Bank of America N.A.	11/06/23	(129)
USD	80,199	GBP	66,000	HSBC Bank PLC	11/06/23	(22)
USD	81,232	GBP	67,000	JPMorgan Chase Bank N.A.	11/06/23	(204)
USD	13,918,908	HKD	108,944,000	Bank of America N.A.	11/06/23	(4,472)
USD	4,539	IDR	72,299,000	Deutsche Bank Securities Inc.	11/06/23	(5)
USD	1,960	ILS	8,000	State Street Bank and Trust Co.	11/06/23	(19)
USD	36,718	INR	3,058,000	JPMorgan Chase Bank N.A.	11/06/23	(3)
USD	49,111	INR	4,096,000	Morgan Stanley & Co. International PLC	11/06/23	(74)
USD	30,357	KRW	41,031,000	Citibank N.A.	11/06/23	(1)
USD	9,913	KRW	13,440,000	Morgan Stanley & Co. International PLC	11/06/23	(31)
USD	30,086	KRW	40,698,000	State Street Bank and Trust Co.	11/06/23	(26)
USD	5,720	MXN	104,000	Deutsche Bank Securities Inc.	11/06/23	(46)
USD	5,584	MXN	101,000	State Street Bank and Trust Co.	11/06/23	(15)
USD	3,134	MYR	15,000	State Street Bank and Trust Co.	11/06/23	(15)
USD	3,659	NOK	41,000	State Street Bank and Trust Co.	11/06/23	(11)
USD	1,164	NZD	2,000	Citibank N.A.	11/06/23	(1)
USD	16,119	SEK	180,000	BNP Paribas SA	11/06/23	(9)
USD	6,573	SGD	9,000	Bank of America N.A.	11/06/23	(2)
USD	2,188	SGD	3,000	Barclays Bank PLC	11/06/23	(3)
USD	6,571	SGD	9,000	State Street Bank and Trust Co.	11/06/23	(3)
USD	5,851	THB	213,000	Barclays Bank PLC	11/06/23	(78)
USD	969,557	THB	35,304,000	Citibank N.A.	11/06/23	(13,003)
USD	4,265	THB	157,000	State Street Bank and Trust Co.	11/06/23	(105)
USD	17,633	TRY	504,000	Bank of America N.A.	11/06/23	(106)
USD	5,182	TRY	148,000	JPMorgan Chase Bank N.A.	11/06/23	(27)
USD	347,975	TRY	9,927,000	State Street Bank and Trust Co.	11/06/23	(1,430)
USD	1,758	TRY	50,000	UBS AG	11/06/23	(1)
USD	6,806	ZAR	132,000	Bank of America N.A.	11/06/23	(274)
USD	7,169	ZAR	136,000	Barclays Bank PLC	11/06/23	(126)
USD	1,613,790	ZAR	30,495,000	State Street Bank and Trust Co.	11/06/23	(21,873)
HKD	392,000	USD	50,137	Morgan Stanley & Co. International PLC	12/06/23	(8)
IDR	1,017,100,000	USD	63,848	State Street Bank and Trust Co.	12/06/23	(33)
INR	15,291,000	USD	183,472	State Street Bank and Trust Co.	12/06/23	(19)
JPY	148,965,000	USD	988,911	Morgan Stanley & Co. International PLC	12/06/23	(810)
TRY	830,000	USD	28,592	Morgan Stanley & Co. International PLC	12/06/23	(60)
USD	8,187,595	AUD	12,917,000	BNP Paribas SA	12/06/23	(15,366)
USD	32,357	AUD	51,000	Morgan Stanley & Co. International PLC	12/06/23	(30)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,205	BRL	77,000	Morgan Stanley & Co. International PLC	12/06/23	$(7)
USD	2,676,023	BRL	13,576,000	State Street Bank and Trust Co.	12/06/23	(5,967)
USD	241,449	CAD	335,000	JPMorgan Chase Bank N.A.	12/06/23	(249)
USD	13,135,584	CAD	18,228,000	State Street Bank and Trust Co.	12/06/23	(15,689)
USD	188,649	CHF	171,000	HSBC Bank PLC	12/06/23	(18)
USD	11,302,407	CHF	10,249,000	UBS AG	12/06/23	(5,472)
USD	304,315	CLP	273,905,000	JPMorgan Chase Bank N.A.	12/06/23	(1,168)
USD	43,960	CNH	322,000	JPMorgan Chase Bank N.A.	12/06/23	(2)
USD	110,688	DKK	780,000	JPMorgan Chase Bank N.A.	12/06/23	(84)
USD	3,722,270	DKK	26,240,000	UBS AG	12/06/23	(4,197)
USD	577,068	EUR	545,000	JPMorgan Chase Bank N.A.	12/06/23	(403)
USD	37,522,092	EUR	35,456,000	State Street Bank and Trust Co.	12/06/23	(46,398)
USD	17,319,308	GBP	14,270,000	Citibank N.A.	12/06/23	(28,795)
USD	296,399	GBP	244,000	JPMorgan Chase Bank N.A.	12/06/23	(233)
USD	13,097	IDR	208,795,000	JPMorgan Chase Bank N.A.	12/06/23	(3)
USD	18,085	ILS	73,000	Bank of America N.A.	12/06/23	(2)
USD	425,964	ILS	1,721,000	UBS AG	12/06/23	(438)
USD	7,825,745	INR	652,315,000	State Street Bank and Trust Co.	12/06/23	(356)
USD	6,510,885	KRW	8,808,258,000	Citibank N.A.	12/06/23	(11,698)
USD	20,903	MXN	379,000	Bank of America N.A.	12/06/23	(4)
USD	1,218,305	MXN	22,114,000	UBS AG	12/06/23	(1,614)
USD	11,645	NOK	130,000	Morgan Stanley & Co. International PLC	12/06/23	(5)
USD	781,314	NOK	8,720,000	UBS AG	12/06/23	(77)
USD	2,909	NZD	5,000	Deutsche Bank Securities Inc.	12/06/23	(4)
USD	211,159	NZD	363,000	UBS AG	12/06/23	(347)
USD	50,933	SEK	568,000	JPMorgan Chase Bank N.A.	12/06/23	(23)
USD	3,442,671	SEK	38,413,000	UBS AG	12/06/23	(3,398)
USD	19,739	SGD	27,000	JPMorgan Chase Bank N.A.	12/06/23	(11)
USD	1,475,126	SGD	2,018,000	UBS AG	12/06/23	(988)
USD	948,298	THB	34,134,000	Citibank N.A.	12/06/23	(4,120)
USD	15,764	THB	568,000	State Street Bank and Trust Co.	12/06/23	(85)
USD	7,335,812	TWD	237,761,000	State Street Bank and Trust Co.	12/06/23	(1,725)
USD	27,701	ZAR	519,000	State Street Bank and Trust Co.	12/06/23	(65)
USD	1,538,718	ZAR	28,929,000	UBS AG	12/06/23	(8,969)
						(284,142)
						$1,477,392

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$172,442,903	$—	$—	$172,442,903
Short-Term Securities
Money Market Funds	110,000	—	—	110,000
	$172,552,903	$—	$—	$172,552,903
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$1,761,534	$—	$1,761,534
Liabilities
Foreign Currency Exchange Contracts	—	(284,142)	—	(284,142)
	$—	$1,477,392	$—	1,477,392

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNH	Chinese Yuan	NZD	New Zealand Dollar
CNY	Chinese Yuan	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	British Pound	TRY	Turkish Lira
HKD	Hong Kong Dollar	TWD	New Taiwan Dollar
IDR	Indonesian Rupiah	USD	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand
INR	Indian Rupee